Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.5%
Security	Principal Amount (000's omitted)	Value
Ballyrock CLO 31 Ltd., Series 2026-31A, Class D, 8.658%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	$1,500	$ 1,497,127
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	1,500	1,474,208
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.769%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	865,441
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.22%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	930,922
Bryant Park Funding Ltd., Series 2026-29A, Class E, 8.562%, (3 mo. SOFR + 4.80%), 4/22/39(1)(2)	1,500	1,477,752
Halseypoint CLO 5 Ltd., Series 2021-5A, Class E, 10.869%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	1,000	793,884
New Mountain CLO 9 Ltd., Series CLO-9A, Class D2, 7.359%, (3 mo. SOFR + 3.65%), 4/22/39(1)(2)	1,000	998,047
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.184%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	2,000	1,883,156
RR 25 Ltd., Series 2023-25A, Class DR2, 9.119%, (3 mo. SOFR + 5.45%), 4/15/41(1)(2)	1,500	1,485,732
Silver Point CLO 17 Ltd., Series 2026-17A, Class E, (3 mo. SOFR + 6.43%), 4/15/39(1)(3)	1,000	1,004,653
Total Asset-Backed Securities (identified cost $12,955,623)		$ 12,410,922

Common Stocks — 1.1%
Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(4)(5)	13,507	$ 128,317
		$ 128,317
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	33,758	$ 99,164
		$ 99,164
Electronic Equipment, Instruments & Components — 0.2%
Luxco Co. Ltd.(4)(5)	16,683	$ 283,943
Range Red Acquisitions LLC, Class A1(4)(5)(6)	633	877,958
		$ 1,161,901
Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	3,342	$ 14,337
		$ 14,337
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	13,408	$ 239,427
		$ 239,427
Health Care — 0.2%
Cano Health, Inc.(4)(5)(6)	44,627	$ 0
Envision Parent, Inc.(4)(5)	58,278	1,014,037
		$ 1,014,037
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	87,691	$ 734,456
Serta SSB Equipment Co.(4)(5)(6)	87,691	0
		$ 734,456
Investment Companies — 0.0%
Aegletes BV(4)(5)(6)	7,165	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(4)(5)(6)	5,644	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(4)(5)(6)	17,136	$ 0
		$ 0
Pharmaceuticals — 0.4%
Mallinckrodt International Finance SA(4)(5)	23,499	$ 1,997,415
Par Health, Inc.(4)(5)	23,499	149,806
		$ 2,147,221
Retailers (Except Food and Drug) — 0.0%
Phillips Pet Holding Corp.(4)(5)(6)	285	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(4)(5)(6)	10,367	$ 0
		$ 0

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.0%
Anuvu(4)(5)(6)	13,555	$ 0
		$ 0
Total Common Stocks (identified cost $7,227,274)		$ 5,538,860

Corporate Bonds — 5.1%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$175	$ 176,224
TransDigm, Inc., 6.875%, 12/15/30(1)	500	512,646
		$ 688,870
Air Transport — 0.0%†
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$80	$ 79,797
		$ 79,797
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$375	$ 393,986
		$ 393,986
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$175	$ 177,442
		$ 177,442
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	$1,300	$ 1,270,337
		$ 1,270,337
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	$975	$ 931,966
		$ 931,966
Commercial Services — 0.1%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$175	$ 179,565
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	500	501,799
		$ 681,364
Security	Principal Amount (000's omitted)	Value
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$925	$ 964,163
		$ 964,163
Diversified Financial Services — 0.2%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$360	$ 382,829
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	700	695,868
		$ 1,078,697
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 634,322
		$ 634,322
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,288,693
		$ 1,288,693
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$125	$ 107,141
		$ 107,141
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$400	$ 395,663
		$ 395,663
Health Care — 0.3%
Tenet Healthcare Corp., 4.25%, 6/1/29	$1,675	$ 1,625,213
		$ 1,625,213
Insurance — 0.7%
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$600	$ 603,850
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	1,000	971,572
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,775	1,781,859
		$ 3,357,281
Machinery — 0.3%
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	$375	$ 375,178
Lsf12 Helix Parent LLC, 7.125%, 2/1/33(1)	200	192,982
Madison IAQ LLC, 4.125%, 6/30/28(1)	650	635,247
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	200	199,621
		$ 1,403,028

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Media — 0.1%
Univision Communications, Inc., 4.50%, 5/1/29(1)	$650	$ 611,134
		$ 611,134
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$550	$ 563,579
		$ 563,579
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 375,891
		$ 375,891
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 602,477
		$ 602,477
Software — 0.8%
Capstone Borrower, Inc., 8.00%, 6/15/30(1)	$1,000	$ 956,420
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	1,120	1,063,143
9.00%, 9/30/29(1)	675	651,799
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)(7)	400	414,698
UKG, Inc., 6.875%, 2/1/31(1)	800	782,536
		$ 3,868,596
Technology — 0.2%
NCR Atleos Corp., 9.50%, 4/1/29(1)	$675	$ 722,927
		$ 722,927
Telecommunications — 0.7%
Altice France SA:
6.50%, 10/15/31(1)	$76	$ 72,368
6.875%, 10/15/30(1)	305	291,903
9.50%, 11/1/29(1)	2,420	2,447,101
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	750	644,786
		$ 3,456,158
Total Corporate Bonds (identified cost $25,421,218)		$ 25,278,725

Exchange-Traded Funds — 1.0%
Security	Shares	Value
Fixed-Income Funds — 1.0%
Eldridge BBB-B CLO ETF	95,000	$ 2,436,750
State Street Blackstone Senior Loan ETF	66,000	2,649,240
		$ 5,085,990
Total Exchange-Traded Funds (identified cost $5,582,820)		$ 5,085,990

Preferred Stocks — 0.2%
Security	Shares	Value
Beverages — 0.1%
Citybrewing Topco LLC(4)(5)(6)	67,143	$ 354,515
		$ 354,515
Software and Services — 0.1%
Blackboard LLC, Series A(4)(5)(6)	11,349	$ 208,708
		$ 208,708
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(4)	5,614	$ 110,877
Series G1(4)	3,879	76,610
		$ 187,487
Total Preferred Stocks (identified cost $995,789)		$ 750,710

Senior Floating-Rate Loans — 87.0%(8)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 2.0%
Air Comm Corp. LLC:
Term Loan, 6.423% - 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	$1,653	$ 1,658,901
Term Loan, 12/11/31(9)	81	81,072
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.40%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	619	621,460
Kaman Corp.:
Term Loan, 6.168% - 6.20%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 2/26/32	1,386	1,387,749
Term Loan, 2/26/32(9)	104	104,125

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
PMI (Us) Bidco, Inc.:
Term Loan, 6.924%, (U.S. (Fed) Prime Rate + 0.17%), 3/16/33	$625	$ 627,931
Term Loan, 3/16/33(9)	100	100,469
TransDigm, Inc.:
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 3/22/30	2,669	2,671,982
Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 2/28/31	1,154	1,155,247
VistaJet Malta Finance PLC, Term Loan, 7.406%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	1,631	1,616,701
		$ 10,025,637
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 7.669%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	$1,115	$ 1,118,152
		$ 1,118,152
Airlines — 0.3%
American Airlines, Inc., Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	$1,391	$ 1,380,338
		$ 1,380,338
Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 9/12/32	$998	$ 1,001,241
Gloves Buyer, Inc., Term Loan, 7.668%, (1 mo. USD Term SOFR + 4.00%), 5/21/32	2,519	2,514,594
		$ 3,515,835
Auto Components — 1.0%
Adient U.S. LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	$769	$ 769,143
Autokiniton U.S. Holdings, Inc., Term Loan, 7.782%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	780	772,453
Clarios Global LP, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	1,380	1,377,099
DexKo Global, Inc., Term Loan, 7.679%, (3 mo. USD Term SOFR + 3.75%), 10/4/28	376	369,220
First Brands Group LLC:
DIP Loan, 13.671%, (1 mo. USD Term SOFR + 10.00%), 6/29/26	102	24,767
Term Loan, 0.00%, 3/30/27(10)	329	960
Garrett LX I SARL, Term Loan, 5.667%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	643	644,354
Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
Lippert Colipper, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 3/25/32	$347	$ 346,940
RealTruck Group, Inc., Term Loan, 8.934%, (3 mo. USD Term SOFR + 5.00%), 1/31/28	686	476,197
		$ 4,781,133
Automobiles — 0.3%
Bombardier Recreational Products, Inc.:
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 12/13/29	$274	$ 274,334
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 1/22/31	415	415,701
MajorDrive Holdings IV LLC, Term Loan, 7.961%, (3 mo. USD Term SOFR + 4.00%), 6/1/28	787	717,663
		$ 1,407,698
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.50%), 11/24/27	$568	$ 556,026
City Brewing Co. LLC, Term Loan, 10.673%, (3 mo. USD Term SOFR + 7.00%), 9/30/30	129	19,366
Primo Brands Corp., Term Loan, 3/31/31(11)	200	200,562
		$ 775,954
Biotechnology — 0.7%
Alkermes, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 8/12/31	$625	$ 630,472
Alltech, Inc., Term Loan, 8.032%, (1 mo. USD Term SOFR + 4.25%), 8/13/30	1,091	1,099,057
Grifols Worldwide Operations USA, Inc., Term Loan, 5.768%, (1 mo. USD Term SOFR + 2.00%), 11/15/27	1,590	1,590,145
		$ 3,319,674
Broadline Retail — 0.5%
Peer Holding III BV:
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 10/28/30	$1,054	$ 1,053,337
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	1,358	1,356,753
		$ 2,410,090
Building Products — 0.3%
Cornerstone Building Brands, Inc., Term Loan, 8.174%, (3 mo. USD Term SOFR + 4.50%), 5/15/31	$516	$ 251,070

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products (continued)
Gibraltar Industries, Inc., Term Loan, 5.918% - 5.926%, (1 mo. USD Term SOFR + 2.25%), 2/2/33	$462	$ 459,808
LBM Acquisition LLC:
Term Loan, 7.525%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	521	421,351
Term Loan, 8.675%, (1 mo. USD Term SOFR + 5.00%), 6/6/31	473	401,646
		$ 1,533,875
Capital Markets — 4.0%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	$1,704	$ 1,706,960
Apex Group Treasury LLC, Term Loan, 2/27/32(11)	300	274,250
Aretec Group, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 8/9/30	1,036	1,024,666
Citco Funding LLC, Term Loan, 5.667%, (3 mo. USD Term SOFR + 2.00%), 1/30/33	648	646,728
Edelman Financial Center LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 4/7/28	1,227	1,226,952
EIG Management Co. LLC, Term Loan, 8.668%, (1 mo. USD Term SOFR + 5.00%), 5/17/29	350	348,276
Focus Financial Partners LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	3,241	3,144,002
Franklin Square Holdings LP, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	983	830,213
HighTower Holdings LLC, Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	1,691	1,676,375
Jupiter Borrower, Inc., Term Loan, 3/25/33(11)	500	500,000
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	814	809,263
Mariner Wealth Advisors LLC , Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	1,824	1,822,242
NEXUS Buyer LLC:
Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 7/31/31	766	738,837
Term Loan, 7.668%, (1 mo. USD Term SOFR + 4.00%), 7/31/31	746	724,795
Orion Advisor Solutions, Inc., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 9/24/30	1,313	1,291,948
Orion U.S. Finco, Inc., Term Loan, 7.15%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	975	967,078
Saphilux SARL, Term Loan, 6.73%, (6 mo. USD Term SOFR + 3.00%), 7/18/28	993	992,872
Victory Capital Holdings, Inc., Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 9/23/32	970	969,034
		$ 19,694,491
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals — 2.5%
AAP Buyer, Inc., Term Loan, 6.417%, (3 mo. USD Term SOFR + 2.75%), 9/9/31	$444	$ 445,486
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	438	438,901
Charter NEX U.S., Inc., Term Loan, 6.171%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	992	987,464
Chemours Co., Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 10/15/32	1,297	1,288,846
CP Iris HoldCo I, Inc.:
Term Loan, 7.668%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	899	894,083
Term Loan, 10/27/32(9)	26	26,297
Discovery Purchaser Corp., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	522	514,884
Fortis 333, Inc., Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 3/29/32	746	727,271
INEOS U.S. Finance LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	1,363	1,195,426
Lonza Group AG, Term Loan, 7.725%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	1,038	910,313
Minerals Technologies, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	494	495,602
Olympus Water U.S. Holding Corp., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,550	2,456,778
Orion Engineered Carbons GmbH, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.15%), 9/24/28	284	245,543
SCUR-Alpha 1503 GmbH, Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	1,029	905,761
Tronox Finance LLC, Term Loan, 6.168% - 6.20%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31	501	384,647
W.R. Grace & Co.-Conn., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	597	596,504
		$ 12,513,806
Commercial Services & Supplies — 4.6%
Albion Financing 3 SARL, Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	$2,034	$ 2,038,181
Allied Universal Holdco LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	1,990	1,992,487
Belfor Holdings, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	540	541,858
EnergySolutions LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	1,002	1,008,073
Foundever Group, Term Loan, 7.711%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	1,092	535,218
Garda World Security Corp., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	3,202	3,185,667

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Gategroup Fin Luxembourg SA, Term Loan, 7.19%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	$498	$ 498,744
Geosyntec Consultants, Term Loan, 6.668% - 6.671%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	522	522,051
GFL Environmental, Inc., Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	3,433	3,437,058
Harsco Corp., Term Loan, 6.032%, (1 mo. USD Term SOFR + 2.25%), 6/9/28	164	163,312
Heritage-Crystal Clean, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.75%), 10/17/30	2,179	2,186,745
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 12/2/31	1,890	1,893,991
Monitronics International, Inc., Term Loan, 11.461%, (3 mo. USD Term SOFR + 7.50%), 6/30/28	173	173,009
MV Holding GmbH, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	596	597,744
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	818	815,589
Reworld Holding Corp.:
Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	1,228	1,228,256
Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	1,140	1,139,073
Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	185	185,099
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/24/31	718	719,955
		$ 22,862,110
Communications Equipment — 0.4%
Ciena Corp., Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 10/24/30	$1,121	$ 1,124,485
Viavi Solutions, Inc., Term Loan, 6.171%, (3 mo. USD Term SOFR + 2.50%), 10/16/32	825	828,094
		$ 1,952,579
Construction Materials — 0.9%
Knife River HoldCo, Term Loan, 5.669%, (3 mo. USD Term SOFR + 2.00%), 3/8/32	$248	$ 249,047
Quikrete Holdings, Inc.:
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	1,028	1,028,263
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 4/14/31	1,596	1,595,716
Borrower/Description	Principal Amount (000's omitted)	Value
Construction Materials (continued)
Quikrete Holdings, Inc.: (continued)
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	$1,463	$ 1,461,823
		$ 4,334,849
Consumer Staples Distribution & Retail — 0.4%
Boots Group Bidco Ltd., Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 8/30/32	$1,746	$ 1,753,987
		$ 1,753,987
Containers & Packaging — 2.0%
Altium Packaging LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	$1,264	$ 1,222,823
Berlin Packaging LLC, Term Loan, 6.911% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/7/31	939	907,878
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.843%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	2,602	2,489,010
Owens-Illinois, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 9/30/32	1,496	1,483,779
Pregis TopCo Corp., Term Loan, 7.668%, (1 mo. USD Term SOFR + 4.00%), 2/1/29	1,490	1,489,975
Proampac PG Borrower LLC, Term Loan, 7.782%, (1 mo. USD Term SOFR + 4.00%), 3/7/33	2,425	2,348,006
		$ 9,941,471
Distributors — 0.0%†
Phillips Feed Service, Inc., Term Loan, 10.768%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(6)	$50	$ 30,939
		$ 30,939
Diversified Consumer Services — 1.0%
Ascend Learning LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 12/11/28	$1,455	$ 1,423,717
Fugue Finance BV, Term Loan, 5.921%, (3 mo. USD Term SOFR + 2.25%), 1/9/32	498	492,371
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31	494	477,323
Spring Education Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/4/30	741	736,336
Wand NewCo 3, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 1/30/31	1,644	1,632,727
		$ 4,762,474
Diversified Telecommunication Services — 0.8%
Altice France SA, Term Loan, 10.547%, (3 mo. USD Term SOFR + 6.88%), 5/31/31	$8	$ 7,904

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 3/29/32	$2,575	$ 2,578,419
Virgin Media Bristol LLC:
Term Loan, 7.037%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	750	725,310
Term Loan, 7.052%, (6 mo. USD Term SOFR + 3.18%), 3/31/31	850	778,196
		$ 4,089,829
Electric Utilities — 0.4%
MRP Buyer LLC:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	$1,721	$ 1,723,341
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(9)	219	219,773
		$ 1,943,114
Electrical Equipment — 1.4%
Dynamo Newco II GmbH, Term Loan, 6.921%, (1 mo. USD Term SOFR + 3.25%), 9/30/31	$1,478	$ 1,296,580
Kohler Energy Co. LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 5/1/31	2,607	2,606,682
Nvent Electric PLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 1/30/32	1,045	1,045,403
WEC U.S. Holdings Ltd., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/27/31	2,038	2,036,405
		$ 6,985,070
Electronic Equipment, Instruments & Components — 1.1%
Celestica, Inc., Term Loan, 5.426%, (1 mo. USD Term SOFR + 1.75%), 6/20/31	$884	$ 886,461
Chamberlain Group, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 9/8/32	1,730	1,715,833
Creation Technologies, Inc., Term Loan, 9.413%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	770	759,413
Ingram Micro, Inc., Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.25%), 9/22/31	150	150,654
Range Red Operating, Inc.:
Term Loan, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(6)	230	184,321
Term Loan - Second Lien, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(6)	966	773,199
Spectris PLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/6/32	399	400,247
Verifone Systems, Inc., Term Loan, 9.179%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	534	504,433
		$ 5,374,561
Borrower/Description	Principal Amount (000's omitted)	Value
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc.:
Term Loan, 14.814%, (1 mo. USD Term SOFR + 11.00%), 3.814% cash, 11.00% PIK, 12/31/25(6)	$99	$ 1,918
Term Loan, 14.814%, (1 mo. USD Term SOFR + 11.00%), 3.814% cash, 11.00% PIK, 12/31/25(6)	856	16,608
PG Investment Co. 59 SARL, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 3/26/31	1,383	1,385,468
		$ 1,403,994
Engineering & Construction — 1.4%
American Residential Services LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	$806	$ 803,076
Artera Services LLC, Term Loan, 8.168%, (1 mo. USD Term SOFR + 4.50%), 2/15/31	417	357,322
Azuria Water Solutions, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	1,056	1,048,418
Brand Industrial Services, Inc., Term Loan, 8/1/30(11)	500	431,665
Construction Partners, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 11/3/31	494	494,291
Crown Subsea Communications Holding, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 1/30/31	750	753,281
Green Infrastructure Partners, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/24/32	875	875,000
New Arclin U.S. Holding Corp., Term Loan, 4/1/33(11)	500	459,687
Northstar Group Services, Inc., Term Loan, 8.417%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	1,563	1,577,024
Salas O'Brien, Inc.:
Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 1/31/33	332	332,143
Term Loan, 1/31/33(9)	43	42,857
		$ 7,174,764
Entertainment — 2.3%
City Football Group Ltd., Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 7/22/30	$412	$ 411,589
Creative Artists Agency LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 10/1/31	1,661	1,662,058
Electronic Arts, Inc., Term Loan, 3/24/33(11)	3,075	3,059,625
EOC Borrower LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 3/24/32	2,979	2,975,765
Pretzel Parent, Inc., Term Loan, 8.168%, (1 mo. USD Term SOFR + 4.50%), 10/1/31	766	745,059

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment (continued)
TKO Worldwide Holdings LLC, Term Loan, 5.664%, (3 mo. USD Term SOFR + 2.00%), 11/21/31	$1,337	$ 1,337,965
Varsity Brands, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/26/31	994	990,810
		$ 11,182,871
Financial Services — 1.6%
CPI Holdco B LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,661	$ 2,646,526
NCR Atleos LLC, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 4/16/29	967	967,932
Nuvei Technologies Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 11/17/31	1,486	1,458,401
Planet U.S. Buyer LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	684	685,108
Shift4 Payments LLC, Term Loan, 5.652%, (3 mo. USD Term SOFR + 2.00%), 7/3/32	249	249,142
Synechron, Inc., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	1,041	958,671
TMF Group Holding BV, Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 5/3/28	367	367,723
Walker & Dunlop, Inc., Term Loan, 5.675%, (1 mo. USD Term SOFR + 2.00%), 3/14/32	693	693,866
		$ 8,027,369
Food Products — 1.0%
Del Monte Foods, Inc.:
Term Loan, 0.00%, 8/2/28(6)(10)	$265	$ 0
Term Loan, 0.00%, 8/2/28(6)(10)	235	142,840
Term Loan, 13.275% - 13.278%, (1 mo. USD Term SOFR + 9.50%), 6/1/26(6)	831	504,663
Term Loan - Second Lien, 0.00%, 8/2/28(6)(10)	1,870	0
Froneri Lux Finco SARL, Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32	773	759,588
Golden State Food LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/4/31	914	916,837
Newly Weds Foods, Inc., Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	1,166	1,166,917
PFI Lower Midco LLC, Term Loan, 7.668%, (1 mo. USD Term SOFR + 4.00%), 12/1/32	623	626,558
Treehouse Foods, Inc., Term Loan, 7.918%, (1 mo. USD Term SOFR + 4.25%), 2/11/33	975	971,753
		$ 5,089,156
Gas Utilities — 0.3%
CQP Holdco LP, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 12/31/32	$1,085	$ 1,081,299
Borrower/Description	Principal Amount (000's omitted)	Value
Gas Utilities (continued)
Stonepeak Bayou Holdings LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/1/32	$275	$ 267,895
		$ 1,349,194
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 6/24/32	$819	$ 822,151
		$ 822,151
Health Care Equipment & Supplies — 1.6%
Bausch & Lomb Corp., Term Loan, 7.418%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	$2,572	$ 2,581,299
Hologic, Inc., Term Loan, 4/7/33(11)	1,805	1,785,713
Journey Personal Care Corp., Term Loan, 7.418%, (1 mo. USD Term SOFR + 3.75%), 3/1/28	868	838,020
Medline Borrower LP:
Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/23/28	94	93,828
Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	2,755	2,761,639
		$ 8,060,499
Health Care Providers & Services — 5.2%
AEA International Holdings (Lux) SARL, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/7/28	$431	$ 430,717
Cano Health LLC:
Term Loan, 11.509%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(6)(9)	60	60,103
Term Loan, 13.70%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(6)	232	0
CNT Holdings I Corp., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	985	985,715
Concentra Health Services, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 7/26/31	346	347,255
Ensemble RCM LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 2/9/33	1,075	1,064,696
ExamWorks BidCo, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 2/6/33	1,758	1,757,889
Global Medical Response, Inc., Term Loan, 7.17%, (3 mo. USD Term SOFR + 3.50%), 10/1/32	1,796	1,792,133
Hanger, Inc.:
Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	1,096	1,100,452
Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)	142	142,591
Heartland Dental LLC, Term Loan, 7.418%, (1 mo. USD Term SOFR + 3.75%), 8/25/32	1,316	1,314,586

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
IVC Acquisition Ltd., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 12/12/28	$1,493	$ 1,487,804
MDVIP, Inc., Term Loan, 6.425%, (1 mo. USD Term SOFR + 2.75%), 10/14/31	720	721,072
MED ParentCo LP, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 4/15/31	1,194	1,194,957
Midwest Physician Administrative Services LLC, Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 3/12/28	742	638,281
National Mentor Holdings, Inc., Term Loan, 9.668%, (1 mo. USD Term SOFR + 6.00%), 12/12/30	2,866	2,857,549
Pacific Dental Services LLC, Term Loan, 6.175%, (1 mo. USD Term SOFR + 2.50%), 3/15/31	2,232	2,236,306
Phoenix Guarantor, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 2/21/31	1,073	1,074,825
Radnet Management, Inc., Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	1,695	1,699,634
Raven Acquisition Holdings LLC:
Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	973	955,805
Term Loan, 11/19/31(9)	70	68,961
Reverb Buyer, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	1,665	1,198,814
Select Medical Corp.:
Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	913	908,870
Term Loan, 12/3/31(11)	900	898,875
U.S. Anesthesia Partners, Inc., Term Loan, 7.782%, (1 mo. USD Term SOFR + 4.00%), 10/1/28	1,074	1,076,201
		$ 26,014,091
Health Care Technology — 2.2%
athenahealth Group, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	$2,573	$ 2,529,827
Cotiviti Corp., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	2,481	2,291,936
Imprivata, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/1/27	748	742,844
PointClickCare Technologies, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 11/3/31	1,287	1,281,708
Press Ganey Holdings, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 4/30/31	1,135	1,134,864
Project Ruby Ultimate Parent Corp., Term Loan, 6.532%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	1,796	1,789,842
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology (continued)
Symplr Software, Inc., Term Loan, 8.267%, (3 mo. USD Term SOFR + 4.50%), 12/22/27	$416	$ 295,419
Waystar Technologies, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 10/22/29	1,077	1,075,968
		$ 11,142,408
Hotels, Restaurants & Leisure — 4.2%
Alterra Mountain Co., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/31/30	$1,542	$ 1,544,178
Betclic Everest Group, Term Loan, 12/10/31(11)	375	374,649
Caesars Entertainment, Inc., Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	1,508	1,468,227
Delivery Hero SE, Term Loan, 6/30/32(11)	1,000	968,755
Fertitta Entertainment LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	1,931	1,897,071
Flutter Financing BV, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	1,289	1,278,245
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.951%, (3 mo. USD Term SOFR + 2.25%), 10/31/29	1,498	1,499,169
Herschend Entertainment Co. LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/27/32	372	373,118
Horizon U.S. Finco LP, Term Loan, 8.518%, (6 mo. USD Term SOFR + 4.50%), 10/31/31	1,040	977,569
IRB Holding Corp., Term Loan, 6.176%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	1,220	1,218,214
Light & Wonder International, Inc., Term Loan, 5.675%, (1 mo. USD Term SOFR + 2.00%), 4/16/29	2,914	2,918,076
Ontario Gaming GTA LP, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	774	727,387
Scientific Games Holdings LP, Term Loan, 6.652%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	1,438	1,418,576
Turquoise Topco Ltd., Term Loan, 3.886%, (3 mo. USD Term SOFR + 0.19%), 12/30/32	1,025	995,536
Voyager Parent LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 7/1/32	3,086	3,068,733
		$ 20,727,503
Household Durables — 0.9%
Libbey Glass, Inc., Term Loan, 10.321%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	$1,866	$ 1,784,213
Madison Safety & Flow LLC, Term Loan, 6.176%, (1 mo. USD Term SOFR + 2.50%), 9/26/31	384	384,267
PHRG Intermediate LLC, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	1,217	1,208,179

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Durables (continued)
Serta Simmons Bedding LLC:
Term Loan, 11.284%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	$139	$ 130,474
Term Loan, 11.314%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	1,277	1,201,820
		$ 4,708,953
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 5.675%, (1 mo. USD Term SOFR + 2.00%), 3/19/32	$1,598	$ 1,598,128
Kronos Acquisition Holdings, Inc., Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	1,376	846,928
		$ 2,445,056
Independent Power and Renewable Electricity Producers — 0.9%
Invenergy Thermal Operating I LLC:
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	$1,374	$ 1,378,908
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	89	89,684
Lightning Power LLC, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 8/18/31	985	988,309
Talen Energy Supply LLC, Term Loan, 6.153%, (3 mo. USD Term SOFR + 2.50%), 12/15/31	1,980	1,985,942
		$ 4,442,843
Industrials Conglomerates — 0.1%
Bettcher Industries, Inc., Term Loan, 3/25/33(11)	$450	$ 451,125
		$ 451,125
Insurance — 4.1%
Acrisure LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 11/6/30	$2,023	$ 1,963,655
Alera Group, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 5/30/32	1,692	1,644,123
Alliant Holdings Intermediate LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	2,057	2,043,206
AmWINS Group, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	1,076	1,069,799
Broadstreet Partners, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 6/13/31	2,394	2,339,053
HUB International Ltd., Term Loan, 5.92%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	2,584	2,581,306
IMA Financial Group, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 11/1/28	1,388	1,378,086
Jones DesLauriers Insurance Management, Inc., Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 2/2/33	1,000	974,690
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
Ryan Specialty Group LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	$1,160	$ 1,160,313
Trucordia Insurance Holdings LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 6/17/32	1,045	966,394
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	1,000	993,750
USI, Inc.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,936	1,933,885
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 9/29/30	1,461	1,459,320
		$ 20,507,580
Interactive Media & Services — 0.3%
Aragorn Parent Corp., Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	$1,166	$ 1,168,669
Foundational Education Group, Inc., Term Loan, 7.679%, (3 mo. USD Term SOFR + 3.75%), 8/31/28	385	354,106
		$ 1,522,775
IT Services — 2.8%
Asurion LLC:
Term Loan, 7.418%, (1 mo. USD Term SOFR + 3.75%), 2/23/33	$1,042	$ 1,008,907
Term Loan, 7.918%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	1,859	1,842,530
Term Loan - Second Lien, 9.032%, (1 mo. USD Term SOFR + 5.25%), 1/20/29	98	97,649
Aurora Lux Finco SARL, Term Loan, 8.95%, (3 mo. USD Term SOFR + 5.25%), 10/1/32	999	920,785
Blackhawk Network Holdings, Inc., Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 3/12/29	995	983,669
Gainwell Acquisition Corp., Term Loan, 7.80%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	1,820	1,770,918
Go Daddy Operating Co. LLC, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	872	857,635
NAB Holdings LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/23/28	513	471,767
Newfold Digital Holdings Group, Inc., Term Loan, 7.269%, (1 mo. USD Term SOFR + 3.50%), 4/30/29	458	337,954
Nielsen Consumer, Inc., Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 10/31/30	1,117	1,104,001
Plano HoldCo, Inc., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 10/2/31	569	461,092

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Sedgwick Claims Management Services, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$2,950	$ 2,900,754
Trio Bidco, Inc.:
Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 10/29/32	837	813,195
Term Loan, 10/29/32(9)	88	85,600
Virtusa Corp., Term Loan, 2/15/29(11)	500	452,813
		$ 14,109,269
Leisure Products — 0.9%
GSM Holdings, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	$985	$ 978,637
Hayward Industries, Inc., Term Loan, 6.282%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	1,460	1,464,774
Recess Holdings, Inc., Term Loan, 7.418%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	2,234	2,240,642
		$ 4,684,053
Life Sciences Tools & Services — 1.0%
ICON Luxembourg SARL, Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$582	$ 583,751
Loire Finco Luxembourg SARL, Term Loan, 7.668%, (1 mo. USD Term SOFR + 4.00%), 1/21/30	987	987,429
Parexel International Corp., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 12/12/31	998	995,420
PRA Health Sciences, Inc., Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	145	145,442
Sotera Health Holdings LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	2,348	2,352,737
		$ 5,064,779
Machinery — 5.8%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 10/31/31	$470	$ 470,250
AI Aqua Merger Sub, Inc., Term Loan, 6.161% - 6.414%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.50%), 7/31/28	2,489	2,485,916
Apex Tool Group LLC, Term Loan, 9.668%, (1 mo. USD Term SOFR + 6.00%), 4/8/31	21	9,371
Astro Acquisition LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/30/32	599	601,992
BG MS U.S. Holding LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/22/32	800	796,000
Cleanova U.S. Holdings LLC, Term Loan, 8.425%, (3 mo. USD Term SOFR + 4.75%), 6/14/32	1,096	1,098,987
Columbus McKinnon Corp., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 2/3/33	751	748,694
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Conair Holdings LLC, Term Loan, 7.532%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	$814	$ 575,738
CoorsTek, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 3.00%), 10/28/32	823	828,340
CPM Holdings, Inc., Term Loan, 8.168%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	1,530	1,533,347
Cube Industrials Buyer, Inc., Term Loan, 6.667%, (3 mo. USD Term SOFR + 3.00%), 10/17/31	1,485	1,487,510
EMRLD Borrower LP, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31	516	515,652
Engineered Machinery Holdings, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	2,561	2,574,629
Filtration Group Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 10/21/28	1,469	1,471,749
Gates Global LLC, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	1,241	1,241,181
Icebox Holdco III, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 12/22/31	1,146	1,149,606
Jennmar Inter III LLC, Term Loan, 8.678%, (1 mo. USD Term SOFR + 5.00%), 12/16/30	642	642,880
LSF12 Helix Parent LLC, Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 2/10/33	1,500	1,482,000
Madison IAQ LLC, Term Loan, 6.128%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	1,899	1,900,788
Pro Mach Group, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 10/15/32	998	996,926
Resilience Parent LLC, Term Loan, 6.10%, (6 mo. USD Term SOFR + 2.50%), 2/28/33	1,625	1,618,654
Roper Industrial Products Investment Co. LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/22/29	1,414	1,416,031
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	3,023	3,032,872
		$ 28,679,113
Media — 0.6%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 12/21/28	$244	$ 243,977
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	594	592,052
Charter Communications Operating LLC, Term Loan, 5.911%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	543	543,704
Emerald X, Inc., Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 1/30/32	223	224,057
Fleet Midco I Ltd., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/21/31	174	174,560

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Mission Broadcasting, Inc., Term Loan, 6.282%, (1 mo. USD Term SOFR + 2.50%), 6/2/28	$263	$ 262,625
Nexstar Broadcasting, Inc., Term Loan, 3/18/33(11)	750	742,500
WH Borrower LLC, Term Loan, 2/20/32(11)	150	150,293
		$ 2,933,768
Metals/Mining — 0.6%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)	$220	$ 221,625
Arsenal AIC Parent LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	1,811	1,817,679
Wireco Worldgroup, Inc., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	363	362,743
Zekelman Industries, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	671	673,249
		$ 3,075,296
Oil, Gas & Consumable Fuels — 1.7%
Freeport LNG Investments LLLP, Term Loan, 6.893%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	$2,550	$ 2,554,259
GIP Pilot Acquisition Partners LP, Term Loan, 5.646%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	471,851
Hilcorp Energy I LP, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 2/11/30	817	817,771
Matador Bidco SARL, Term Loan, 7/30/29(11)	1,250	1,233,125
Natgasoline LLC, Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	488	492,070
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.926%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	1,402	1,405,110
Oxbow Carbon LLC, Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	505	505,613
UGI Energy Services LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	1,135	1,138,569
		$ 8,618,368
Paper & Forest Products — 0.1%
Spa Holdings 3 OYJ, Term Loan, 8.211%, (3 mo. USD Term SOFR + 4.51%), 5/23/30	$496	$ 492,433
		$ 492,433
Passenger Airlines — 0.3%
WestJet Loyalty LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	$1,475	$ 1,436,763
		$ 1,436,763
Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 8/1/32	$995	$ 999,562
Bausch Health Cos., Inc., Term Loan, 9.918%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	1,017	983,808
Ceva Sante Animale, Term Loan, 6.389%, (3 mo. USD Term SOFR + 2.75%), 11/8/30	392	395,407
Jazz Financing Lux SARL, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	1,926	1,935,462
Opal Bidco SAS, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/28/32	1,990	1,991,244
Padagis LLC, Term Loan, 8.658%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	895	825,997
		$ 7,131,480
Professional Services — 4.0%
AAL Delaware Holdco, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	$1,360	$ 1,360,096
Amspec Parent LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/22/31	1,613	1,612,799
APFS Staffing Holdings, Inc., Term Loan, 7.918%, (1 mo. USD Term SOFR + 4.25%), 12/29/28	219	199,109
Citrin Cooperman Advisors LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	1,318	1,270,584
CohnReznick LLP:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/31/32	892	869,002
Term Loan, 3/31/32(9)	52	50,426
CoreLogic, Inc., Term Loan, 7.282%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	2,010	1,927,421
Corporation Service Co., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 11/2/29	419	416,505
Employbridge Holding Co.:
Term Loan, 9.20%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	659	483,403
Term Loan - Second Lien, 8.711%, (3 mo. USD Term SOFR + 4.75%), 1/19/30	1,038	200,161
First Advantage Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/31/31	1,434	1,399,801
Grant Thornton Advisors LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 6/2/31	2,268	2,123,299
Heritage Environmental Services, Inc., Term Loan, 4/1/33(11)	1,200	1,203,000
Heron Bidco, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 12/10/32	725	723,188
Highspring Holdings LLC, Term Loan, 8.85%, (3 mo. USD Term SOFR + 5.00%), 1/22/29	780	511,735
iSolved, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 10/15/30	1,064	1,016,096

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Mermaid Bidco, Inc., Term Loan, 6.913%, (3 mo. USD Term SOFR + 3.25%), 7/3/31	$1,955	$ 1,918,485
Neptune Bidco U.S., Inc., Term Loan, 8.76%, (3 mo. USD Term SOFR + 5.00%), 2/3/33	1,419	1,356,529
Trans Union LLC, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 6/24/31	1,393	1,387,668
		$ 20,029,307
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 1/31/30	$230	$ 231,039
Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	95	95,494
Greystar Real Estate Partners LLC, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 8/21/30	610	611,035
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32	1,022	1,012,852
		$ 1,950,420
Road & Rail — 0.7%
Avis Budget Car Rental LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/16/32	$273	$ 268,843
First Student Bidco, Inc.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/15/30	1,561	1,558,082
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/15/30	286	285,090
Hertz Corp.:
Term Loan, 7.282%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	293	217,657
Term Loan, 7.282%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	58	43,066
Term Loan, 7.418%, (1 mo. USD Term SOFR + 3.75%), 6/30/28	528	384,691
Kenan Advantage Group, Inc., Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	910	900,392
		$ 3,657,821
Semiconductors & Semiconductor Equipment — 0.0%†
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(10)	$226	$ 86,164
Term Loan, 13.70%, (3 mo. USD Term SOFR + 10.00%), 6/30/26	10	9,766
Term Loan, 6/30/26(9)	7	7,052
		$ 102,982
Borrower/Description	Principal Amount (000's omitted)	Value
Software — 9.4%
Applied Systems, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/24/31	$2,068	$ 2,030,480
Boxer Parent Co., Inc., Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 7/30/31	2,553	2,373,886
Calabrio, Inc., Term Loan, 7.673%, (3 mo. USD Term SOFR + 4.00%), 11/26/32	975	773,906
Cloud Software Group, Inc.:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/21/31	997	916,697
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/13/32	1,493	1,369,899
Cloudera, Inc.:
Term Loan, 7.518%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	1,543	1,381,776
Term Loan - Second Lien, 9.768%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	600	467,001
Clover Holdings 2 LLC, Term Loan, 7.677%, (1 mo. USD Term SOFR + 4.00%), 12/9/31	2,233	2,143,800
Constant Contact, Inc., Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	522	486,914
Cornerstone OnDemand, Inc., Term Loan, 7.532%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	628	460,776
Dayforce, Inc., Term Loan, 6.661%, (3 mo. USD Term SOFR + 3.00%), 2/4/33	2,375	2,252,949
Delta TopCo, Inc., Term Loan, 6.421%, (1 mo. USD Term SOFR + 2.75%), 11/30/29	750	727,207
Dragon Buyer, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/30/31	834	796,844
Drake Software LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	927	872,726
ECI Macola Max Holding LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	1,306	1,279,812
Epicor Software Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	2,512	2,467,792
Genesys Cloud Services Holdings II LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 1/30/32	1,492	1,430,898
IGT Holding IV AB, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 9/1/31	1,056	1,048,080
Marcel LUX IV SARL, Term Loan, 6.41%, (1 mo. USD Term SOFR + 2.75%), 11/12/30	2,554	2,531,215
McAfee LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	1,993	1,786,522
N-Able International Holdings II LLC, Term Loan, 6.423%, (3 mo. USD Term SOFR + 2.75%), 11/26/32	200	197,006
OceanKey (U.S.) II Corp., Term Loan, 7.268%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,492	1,409,242

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
OID-OL Intermediate I LLC:
Term Loan, 8.067%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	$1,318	$ 881,484
Term Loan, 9.667%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	323	321,813
Open Text Corp., Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	796	781,022
Polaris Newco LLC, Term Loan, 7.929%, (3 mo. USD Term SOFR + 4.00%), 6/2/28	1,499	1,323,184
Project Alpha Intermediate Holding, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	2,057	1,568,293
Project Boost Purchaser LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,311	1,266,402
Quartz Acquireco LLC, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	995	833,227
RealPage, Inc.:
Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	1,485	1,426,098
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	993	967,048
Relativity ODA LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 1/30/33	825	817,266
Rocket Software, Inc., Term Loan, 7.418%, (1 mo. USD Term SOFR + 3.75%), 11/28/28	199	190,850
Sabre GLBL, Inc.:
Term Loan, 9.768%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	554	439,355
Term Loan, 10.018%, (1 mo. USD Term SOFR + 6.25%), 7/30/29	105	83,531
SkillSoft Corp., Term Loan, 9.032%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	614	253,535
SolarWinds Holdings, Inc., Term Loan, 7.674%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	1,942	1,655,550
UKG, Inc., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 2/10/31	3,773	3,610,657
Vision Solutions, Inc., Term Loan, 7.929%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	1,517	1,179,373
		$ 46,804,116
Specialty Retail — 1.6%
Apro LLC, Term Loan, 7.427%, (1 mo. USD Term SOFR + 3.75%), 7/9/31	$566	$ 568,853
Great Outdoors Group LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	2,450	2,448,919
Harbor Freight Tools USA, Inc., Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	1,475	1,462,159
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	1,622	1,619,529
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail (continued)
Mavis Tire Express Services Corp., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 5/4/28	$1,490	$ 1,490,535
Speedster Bidco GmbH, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/11/31	492	472,419
		$ 8,062,414
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure Holdings LLC, Term Loan, 5.928%, (1 mo. USD Term SOFR + 2.25%), 1/14/33	$1,050	$ 1,049,349
		$ 1,049,349
Trading Companies & Distributors — 1.9%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$1,044	$ 1,046,854
BCPE Empire Holdings, Inc., Term Loan, 7.173%, (1 mo. USD Term SOFR + 3.50%), 12/29/32	1,075	1,060,224
CD&R Hydra Buyer, Inc., Term Loan, 7.768%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	1,578	1,579,876
DXP Enterprises, Inc., Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/11/30	1,329	1,338,529
Paint Intermediate III LLC, Term Loan, 6.666% - 6.673%, (3 mo. USD Term SOFR + 3.00%), 10/9/31	869	866,887
Spin Holdco, Inc.:
Term Loan, 9.101%, (3 mo. USD Term SOFR + 5.43%), 9/4/30	370	378,636
Term Loan - Second Lien, 7.933%, (3 mo. USD Term SOFR + 4.00%), 9/4/30	1,002	791,690
White Cap Buyer LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	1,558	1,501,954
Windsor Holdings III LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	647	639,141
		$ 9,203,791
Transportation Infrastructure — 0.8%
Brown Group Holding LLC:
Term Loan, 6.167% - 6.173%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31	$1,320	$ 1,323,674
Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	380	380,952

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Transportation Infrastructure (continued)
KKR Apple Bidco LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$2,089	$ 2,092,493
		$ 3,797,119
Total Senior Floating-Rate Loans (identified cost $447,874,993)		$432,462,639

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(4)(6)	1,409	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(13)	20,100,187	$ 20,100,187
Total Short-Term Investments (identified cost $20,100,187)		$ 20,100,187
Total Investments — 100.9% (identified cost $520,157,904)		$501,628,033
Less Unfunded Loan Commitments — (0.1)%		$ (712,183)
Net Investments — 100.8% (identified cost $519,445,721)		$500,915,850
Other Assets, Less Liabilities — (0.8)%		$ (3,962,421)
Net Assets — 100.0%		$496,953,429
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $36,064,434 or 7.3% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(3)	When-issued, variable rate security whose interest rate will be determined after March 31, 2026.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(7)	When-issued security.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At March 31, 2026, the total value of unfunded loan commitments is $687,677.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	This Senior Loan will settle after March 31, 2026, at which time the interest rate will be determined.
(12)	Fixed-rate loan.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
Abbreviations:
DIP	– Debtor In Possession
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $20,100,187, which represents 4.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$42,424,079	$35,024,566	$(57,348,458)	$ —	$ —	$20,100,187	$261,080	20,100,187
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 12,410,922	$ —	$ 12,410,922
Common Stocks	14,337	4,646,565	877,958	5,538,860
Corporate Bonds	—	25,278,725	—	25,278,725
Exchange-Traded Funds	5,085,990	—	—	5,085,990
Preferred Stocks	—	187,487	563,223	750,710
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	430,035,865	1,714,591	431,750,456
Warrants	—	—	0	0
Short-Term Investments	20,100,187	—	—	20,100,187
Total Investments	$25,200,514	$472,559,564	$3,155,772	$500,915,850
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.